Consolidated Statements of Financial Position - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Non-current assets
Intangible assets	€ 210,439	€ 181,485
Goodwill	69,323	69,323
Property, plant and equipment	43,731	46,801
Right-of-use assets	128,853	121,731
Deferred income tax assets	13,427	17,297
Other non-current assets	15,540	15,265
Non-current assets	481,313	451,902
Current assets
Inventories	107,184	109,094
Trade receivables	45,657	48,868
Other current assets	25,650	30,467
Cash and bank balances	28,130	91,897
Current assets	206,621	280,326
Total assets	687,934	732,228
Non-current liabilities
Non-current borrowings	32,381	18,115
Non-current lease liabilities	112,898	105,986
Non-current provisions	3,174	4,111
Employee benefits	17,972	15,128
Deferred income tax liabilities	52,804	54,660
Other non-current liabilities	14,733	690
Non-current liabilities	233,962	198,690
Current liabilities
Trade payables	78,576	73,114
Bank overdrafts	280	148
Current borrowings	35,720	15,370
Current lease liabilities	32,871	34,605
Current provisions	6,270	3,014
Other current liabilities	134,627	106,481
Current liabilities	288,344	232,732
Total liabilities	522,306	431,422
Net assets	165,628	300,806
Equity attributable to owners of the Company
Treasury shares	(65,405)	(25,023)
Other reserves	806,677	762,961
Accumulated losses	(571,931)	(442,618)
Equity attributable to owners of the Company	169,341	295,320
Non- controlling interests	(3,713)	5,486
Total equity	€ 165,628	€ 300,806